                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897

                                The Roxbury Funds
               (Exact name of registrant as specified in charter)

                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                          6001 Shady Oak Road Suite 200
                              Minnetonka, MN 55343
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                           One Logan Square, Ste. 2000
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (952) 230-6140

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                            (THE ROXBURY FUNDS LOGO)
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

                               SEMI-ANNUAL REPORT
                                DECEMBER 31,2010

                              SMALL-CAP GROWTH FUND

                                   (UNAUDITED)

                            TELEPHONE: (800) 497-2960

                              www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLES OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    3
ROXBURY SMALL-CAP GROWTH FUND
   Investment Review ......................................................    4
   Schedule of Investments ................................................    6
FINANCIAL STATEMENTS
   Statements of Assets and Liabilities ...................................    8
   Statements of Operations ...............................................    9
   Statements of Changes in Net Assets ....................................   10
FINANCIAL HIGHLIGHTS ......................................................   11
NOTES TO FINANCIAL STATEMENTS .............................................   12
FUND EXPENSE EXAMPLES .....................................................   15
BOARD APPROVAL OF ADVISORY AGREEMENT ......................................   16

THE ROXBURY FUNDS

LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS,

(PHOTO OF BRIAN C. BEH)
BRIAN C. BEH
President, The Roxbury Funds

     As we wrote in our last letter, it appears that the sprouts of the economic recovery we thought we were seeing six to twelve months ago have indeed begun to take root and grow. Since the Russell 2000(R) Growth Index's (the "Index") decline of more than 38% in 2008, we have seen two consecutive years of positive returns in the small-cap growth market of 30%. Over this three year period, the Roxbury Small-Cap Growth Fund has beaten its Index and has performed in the top quartile of small-cap growth mutual funds(1). The Fund's outperformance during this time frame was primarily the result of a very strong 2009 when the Fund returned more than 42%. That said, while the Fund was up over 24% in 2010, we trailed both the Index and the average small-cap growth mutual fund. The bulk of our underperformance last year was the result of being underweight in the more aggressive stocks of the Index which produced its biggest returns.

     So what is driving such positive returns for stocks? Common market wisdom says that the stock market is a discounting mechanism of future economic fundamentals. Given the market's strong move up the last two years, one could be led to believe that the future is bright. But is it? No doubt many companies cut costs and streamlined operations over the last few years in an attempt to reach profitability. These decisions were made to ultimately take advantage of growth when it came. Now that some economic stability and modest growth have returned, corporate profitability has surpassed expectations. However, the cost of these cuts has been a stubbornly high unemployment rate and a continued weak housing sector. We believe future economic growth will be difficult without a stronger housing and job market. In addition, while the worst of the financial crisis looks distant in the rear view mirror, the Federal Reserve continues to feel the need to pump huge amounts of liquidity into our economy. There may be more issues in our financial system that rise up in the coming year that remind us that some of the challenges that led to such a difficult 2008 still linger.

     For more specific information on our strategy, please read the following letter from our small-cap team on the next page. The team has continued to find compelling companies to invest our client's capital.

     As always, we appreciate the trust you have placed in us as stewards of your capital. We welcome the opportunity to discuss our Fund with you.

Sincerely,


/s/ Brian C. Beh

Brian C. Beh
President
The Roxbury Funds


THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S GENERAL VIEWS REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

----------
1    (C) Copyright 2011 Morningstar, Inc.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

INVESTMENT REVIEW

     HOW DID THE ROXBURY FUND'S SMALL-CAP GROWTH FUND PERFORM DURING THE SEMI-ANNUAL PERIOD ENDING DECEMBER 31, 2010?

     During the 6-month period ending December 31, 2010, the Roxbury Small-Cap Growth Fund achieved a total return of 28.25%. This compares to a return of 32.14% for the Russell 2000(R) Growth Index during the same period.

     WHAT KEY FACTORS WERE RESPONSIBLE FOR THE FUND'S PERFORMANCE DURING THE 6-MONTH REPORTING PERIOD?

     While we are always happy to achieve twenty percent returns, we recognize that the Fund lagged its Index. During the final six months of 2010, many companies began to report improving fundamentals. The Federal Reserve's continued willingness to add liquidity to the economy, pushed the market toward riskier assets. As a result, the best performance in the Russell 2000(R) Growth Index came from stocks with the highest volatility. Given the more risk-averse, higher-quality nature of the stocks in the Roxbury Small-Cap Growth Fund, our performance lagged.

     WHICH EQUITY MARKET SECTORS MOST SIGNIFICANTLY AFFECTED FUND PERFORMANCE?

     Over the last six months, the top performing equity market sector was Information Technology, which added about 240 basis points to the Fund's relative performance. The worst performing sector was Consumer Discretionary, which cost the Fund about 270 basis points of relative performance during the final six months of 2010. We remain very constructive on both sectors.

     WHAT ARE YOU EXPECTING FROM THE EQUITY MARKETS OVER THE UPCOMING YEAR?

     Fundamentals appear to be improving for many companies across many industries. This should bode well for market returns in 2011. Regarding the Fund, we are finding many compelling opportunities for our shareholders. In particular, the Technology and Health Care sectors look attractive to us. A number of companies look to have solid future prospects that we think are not reflected in their current stock price.

Very truly yours,

Nick A. Blankl, CFA                     Robert Marvin, CFA
Portfolio Manager/Analyst               Portfolio Manager/Analyst

/s/ Nick A. Blankl                      /s/ Robert Marvin


Brian Smoluch, CFA                      David G. Swank, CFA
Portfolio Manager/Analyst               Portfolio Manager/Analyst

/s/ Brian Smoluch                       /s/ David G. Swank

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARES PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING (800)-497-2960.

IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS WHICH MAY CONCERN, AMONG OTHER THINGS, THE DOMESTIC AND FOREIGN MARKETS, ECONOMIC TRENDS AND GOVERNMENT REGULATIONS AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENTS. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL DEVELOPMENTS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT THAN THOSE THAT ARE PROJECTED OR IMPLIED.

     THE FOLLOWING TABLES ARE FOR THE SIX MONTHS ENDED DECEMBER 31, 2010:

TOP TEN HOLDINGS (UNAUDITED)                 % OF PORTFOLIO
----------------------------                 --------------
Loral Space & Communications, Inc.                 2.7%
Emergency Medical Services Corp. - Class A         2.7%
United Therapeutics Corp.                          2.4%
GeoEye, Inc.                                       2.2%
MEDNAX, Inc.                                       2.1%
SXC Health Solutions Corp.                         2.1%
Tractor Supply Co.                                 2.1%
RADWARE, Ltd.                                      2.0%
Kronos Worldwide, Inc.                             2.0%
Finisar Corp.                                      1.8%

SECTOR BREAKDOWN (UNAUDITED)                 % OF PORTFOLIO
----------------------------                 --------------
Common Stock
   Information Technology                         32.7%
   Health Care                                    17.2%
   Consumer Discretionary                         13.7%
   Industrials                                    16.3%
   Financials                                      5.4%
   Energy                                          4.8%
   Materials                                       2.4%
   Consumer Staples                                2.0%
   Telecommunication Services                      1.0%
Short-Term Investments                             4.5%
TOTAL                                            100.0%

PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------
Number of Holdings                                  83
Market Cap (wtd. Median, mil.)                  $1,400
Price / Book Value (wtd. Avg.)                      20x
Price / Earnings (wtd. Avg.)                      17.8x
Beta                                               .99
Standard Deviation                               24.54%
Portfolio Turnover                                 179%

QUARTERLY PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call (202) 551-8090.

Portfolio holdings are subject to change at any time.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

                          ROXBURY SMALL-CAP GROWTH FUND

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the periods ended December 31, 2010.

                Return For the Six Months Ended December 31, 2010

                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                           SIX         -------------------------------
                                                          MONTHS                             SINCE
                                                     TOTAL RETURN(1)   1 YEAR   5 YEARS   INCEPTION(2)
                                                     ---------------   ------   -------   ------------
Roxbury Small-Cap Growth Fund Institutional Shares        28.25%       24.58%    3.60%       10.99%
Russell 2000(R) Growth Index(3)                           32.14%       29.10%    5.32%       10.91%

FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES: GROSS 1.45%, NET 1.25%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

     Shareholders should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information about the Fund. For a copy of the prospectus, call 1-800-497-2960.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1)  Not annualized.

(2)  The Institutional Shares commenced operations on January 2, 2003.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(4) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2010, excluding acquired fund fees, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2010 (Unaudited)

                                                                     Value
                                                    Shares          (Note 2)
                                                -------------   ---------------
COMMON STOCK - 98.0%
   CONSUMER DISCRETIONARY - 14.1%
      DIVERSIFIED CONSUMER SERVICES - 1.3%
         ChinaCast Education Corp.* .........          70,670   $       548,399
         Coinstar, Inc.* ....................          11,305           638,054
                                                                ---------------
                                                                      1,186,453
                                                                ---------------
      HOTELS, RESTAURANTS & LEISURE - 2.9%
         SouFun Holdings Ltd., ADR* .........          15,195         1,086,746
         Texas Roadhouse, Inc. - Class A* ...          90,920         1,561,096
                                                                ---------------
                                                                      2,647,842
                                                                ---------------
      HOUSEHOLD DURABLES - 1.9%
         Jarden Corp ........................          25,660           792,124
         Tempur-Pedic International, Inc.* ..          23,385           936,803
                                                                ---------------
                                                                      1,728,927
                                                                ---------------
      INTERNET & CATALOG RETAIL - 0.8%
         Blue Nile, Inc.* ...................          13,415           765,460
                                                                ---------------
      SPECIALTY RETAIL - 5.2%
         Genesco, Inc.* .....................          18,675           700,126
         Lithia Motors, Inc. - Class A ......          16,235           231,998
         Men's Wearhouse, Inc ...............          55,330         1,382,143
         Pier 1 Imports, Inc.* ..............          49,915           524,108
         Tractor Supply Co ..................          39,845         1,932,084
                                                                ---------------
                                                                      4,770,459
                                                                ---------------
      TEXTILES, APPAREL & LUXURY GOODS - 2.0%
         Phillips-Van Heusen Corp. ..........          14,030           884,030
         Wolverine World Wide, Inc. .........          28,870           920,376
                                                                ---------------
                                                                      1,804,406
                                                                ---------------
      TOTAL CONSUMER DISCRETIONARY ..........                        12,903,547
                                                                ---------------
   CONSUMER STAPLES - 2.1%
      BEVERAGES - 1.1%
         Heckmann Corp.* ....................         203,155         1,021,870
                                                                ---------------
      FOOD & STAPLES RETAILING - 1.0%
         United Natural Foods, Inc.* ........          24,164           886,336
                                                                ---------------
      TOTAL CONSUMER STAPLES ................                         1,908,206
                                                                ---------------
   ENERGY - 4.9%
      ENERGY, EQUIPMENT & SERVICES - 0.9%
         North American Energy Partners,
            Inc.* ...........................          70,645           866,108
                                                                ---------------
      OIL, GAS & CONSUMABLE FUELS - 4.0%
         InterOil Corp.* ....................          14,990         1,080,329
         Northern Oil and Gas, Inc.* ........          34,935           950,581
         Whiting Petroleum Corp.* ...........          13,485         1,580,307
                                                                ---------------
                                                                      3,611,217
                                                                ---------------
      TOTAL ENERGY ..........................                         4,477,325
                                                                ---------------
   FINANCIALS - 5.5%
      COMMERCIAL BANKS - 2.0%
         Park Sterling Bank* ................         187,620         1,155,739
         Umpqua Holdings Corp ...............          58,475           712,226
                                                                ---------------
                                                                      1,867,965
                                                                ---------------

                                                                     Value
                                                    Shares          (Note 2)
                                                -------------   ---------------
COMMON STOCK - continued
      CONSUMER FINANCE - 2.5%
         EZCORP, Inc. - Class A* ............          33,890   $       919,436
         First Cash Financial Services,
            Inc.* ...........................          44,100         1,366,659
                                                                ---------------
                                                                      2,286,095
                                                                ---------------
      REAL ESTATE INVESTMENT TRUSTS - 1.0%
         Alexandria Real Estate Equities,
            Inc. ............................          12,390           907,691
                                                                ---------------
      TOTAL FINANCIALS ......................                         5,061,751
                                                                ---------------
   HEALTH CARE - 17.7%
      BIOTECHNOLOGY - 3.7%
         Codexis, Inc.* .....................          99,575         1,055,495
         United Therapeutics Corp.* .........          36,260         2,292,357
                                                                ---------------
                                                                      3,347,852
                                                                ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
         Cooper Companies, Inc ..............          20,415         1,150,181
                                                                ---------------
      HEALTH CARE PROVIDERS & SERVICES - 9.0%
         AMERIGROUP Corp.* ..................          25,185         1,106,125
         Bio-Reference Laboratories, Inc.* ..          47,195         1,046,785
         Emergency Medical Services Corp. -
             Class A* .......................          38,895         2,513,006
         Healthspring, Inc.* ................          59,530         1,579,331
         MEDNAX, Inc.* ......................          29,495         1,984,719
                                                                ---------------
                                                                      8,229,966
                                                                ---------------
      HEALTH CARE TECHNOLOGY - 3.7%
         MedAssets, Inc.* ...................          23,290           470,225
         Medivation, Inc.* ..................          67,530         1,024,430
         SXC Health Solutions Corp.* ........          45,230         1,938,558
                                                                ---------------
                                                                      3,433,213
                                                                ---------------
      TOTAL HEALTH CARE .....................                        16,161,212
                                                                ---------------
   INDUSTRIALS - 16.7%
      AEROSPACE & DEFENSE - 4.2%
         BE Aerospace, Inc.* ................          16,400           607,292
         DigitalGlobe, Inc.* ................          35,945         1,139,816
         GeoEye, Inc.* ......................          48,894         2,072,617
                                                                ---------------
                                                                      3,819,725
                                                                ---------------
      COMMERCIAL SERVICES & SUPPLIES - 1.9%
         HNI Corp ...........................          32,940         1,027,728
         Mobile Mini, Inc.* .................          37,470           737,784
                                                                ---------------
                                                                      1,765,512
                                                                ---------------
      CONSTRUCTION & ENGINEERING - 2.0%
         Insituform Technologies, Inc. -
            Class A* ........................          35,890           951,444
         UniTek Global Services, Inc.* ......          88,520           869,266
                                                                ---------------
                                                                      1,820,710
                                                                ---------------
      MACHINERY - 3.3%
         ArvinMeritor. Inc.* ................          45,670           937,148
         Chart Industries, Inc.* ............          22,765           769,002
         ESCO Technologies, Inc. ............          35,955         1,360,537
                                                                ---------------
                                                                      3,066,687
                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

SMALL-CAP GROWTH

SCHEDULE OF INVESTMENTS DECEMBER 31, 2010 (Unaudited) continued

                                                                     Value
                                                    Shares          (Note 2)
                                                -------------   ---------------
COMMON STOCK - continued
      ROAD & RAIL - 3.1%
         Genesee & Wyoming, Inc. -
            Class A* ........................          23,165   $     1,226,587
         Old Dominion Freight Line, Inc.* ...          49,010         1,567,830
                                                                ---------------
                                                                      2,794,417
                                                                ---------------
      TRADING COMPANIES & DISTRIBUTORS - 2.2%
         Rush Enterprises, Inc. -
            Class A* ........................          33,615           687,091
         United Rentals, Inc.* ..............          58,890         1,339,748
                                                                ---------------
                                                                      2,026,839
                                                                ---------------
      TOTAL INDUSTRIALS .....................                        15,293,890
                                                                ---------------
   INFORMATION TECHNOLOGY - 33.5%
      COMMUNICATIONS EQUIPMENT - 11.2%
         Calix, Inc.* .......................          37,550           634,595
         DragonWave, Inc.* ..................         112,515           949,627
         Emulex Corp.* ......................          84,040           979,906
         Finisar Corp.* .....................          57,315         1,701,682
         Loral Space & Communications,
            Inc.* ...........................          33,420         2,556,630
         Powerwave Technologies, Inc.* ......         166,025           421,704
         RADWARE, Ltd.* .....................          49,635         1,861,809
         Sierra Wireless, Inc.* .............          51,580           769,574
         Sonus Networks, Inc.* ..............         154,405           412,261
                                                                ---------------
                                                                     10,287,788
                                                                ---------------
      COMPUTERS & PERIPHERALS - 0.9%
         OCZ Technology Group, Inc.* ........         169,565           817,303
                                                                ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS - 5.4%
         Elster Group SE, ADR* ..............          38,765           655,128
         Fabrinet* ..........................          36,700           789,050
         KEMET Corp.* .......................          68,860         1,003,979
         Littelfuse, Inc. ...................          27,315         1,285,444
         Maxwell Technologies, Inc.* ........          17,640           333,220
         OSI Systems, Inc.* .................          24,590           894,092
                                                                ---------------
                                                                      4,960,913
                                                                ---------------
      INTERNET SOFTWARE & SERVICES - 4.8%
         Internap Network Services Corp.* ...         257,705         1,566,846
         KIT Digital, Inc.* .................          87,370         1,401,415
         SAVVIS, Inc.* ......................          55,490         1,416,105
                                                                ---------------
                                                                      4,384,366
                                                                ---------------
      IT SERVICES - 2.2%
         Acxiom Corp.* ......................          76,030         1,303,914
         MAXIMUS, Inc. ......................          11,435           749,907
                                                                ---------------
                                                                      2,053,821
                                                                ---------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT - 6.6%
         Entropic Communications, Inc.* .....          65,180           787,374
         FSI International, Inc.* ...........         150,245           664,083
         International Rectifier Corp.* .....          31,305           929,445
         JinkoSolar Holding Co., Ltd.,
            ADR* ............................          28,975           582,977
         Kulicke & Soffa Industries,
            Inc.* ...........................         152,995         1,101,564
         MIPS Technologies, Inc.* ...........          76,710         1,162,924
         Renesola, Ltd., ADR* ...............          90,690           792,631
                                                                ---------------
                                                                      6,020,998
                                                                ---------------

                                                                     Value
                                                    Shares          (Note 2)
                                                -------------   ---------------
COMMON STOCK - continued
      SOFTWARE - 2.4%
         Pegasystems, Inc. ..................          40,235   $     1,473,808
         Smith Micro Software, Inc.* ........          43,640           686,894
                                                                ---------------
                                                                      2,160,702
                                                                ---------------
      TOTAL INFORMATION TECHNOLOGY                                   30,685,891
                                                                ---------------
   MATERIALS - 2.5%
      CHEMICALS - 2.0%
         Kronos Worldwide, Inc. .............          43,235         1,837,055
                                                                ---------------
      PAPER & FOREST PRODUCTS - 0.5%
         Schweitzer-Mauduit International,
            Inc. ............................           6,745           424,395
                                                                ---------------
      TOTAL MATERIALS .......................                         2,261,450
                                                                ---------------
   TELECOMMUNICATION SERVICES - 1.0%
      WIRELESS TELECOMMUNICATION
         SERVICES - 1.0%
         Syniverse Holdings, Inc.* ..........          29,610           913,469
                                                                ---------------
      TOTAL TELECOMMUNICATION SERVICES ......                           913,469
                                                                ---------------
      TOTAL COMMON STOCK
         (COST $69,821,581) .................                        89,666,741
                                                                ---------------
SHORT-TERM INVESTMENT - 4.7%
         BlackRock Liquidity Funds
            TempCash Portfolio -
            Institutional Series (seven day
            effective yield 0.20%) ..........       2,133,339         2,133,339
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series (seven day
            effective yield 0.17%) ..........       2,133,339         2,133,339
                                                                ---------------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $4,266,678) ..................                         4,266,678
                                                                ---------------
      TOTAL INVESTMENTS
         (COST $74,088,259)+ - 102.7% .......                        93,933,419
   LIABILITIES IN EXCESS OF OTHER
      ASSETS - (2.7%) .......................                        (2,468,281)
                                                                ---------------
   NET ASSETS - 100.0% ......................                   $    91,465,138
                                                                ===============

----------
ADR  American Depositary Receipt

*    Non-income producing security.

+ The cost for federal income tax purposes is $74,088,259. At December 31, 2010, net unrealized appreciation was $19,845,160. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $20,226,667 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $381,507.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
ROXBURY SMALL-CAP GROWTH FUND
December 31, 2010 (Unaudited)

ASSETS:
Investments in securities, at value* ..........................   $ 93,933,419
Receivable for fund shares sold ...............................          2,918
Receivables for investments sold ..............................      2,268,271
Dividends and interest receivable .............................         15,375
Other assets ..................................................         22,467
                                                                  ------------
Total assets ..................................................     96,242,450
                                                                  ------------
LIABILITIES:
Payable for fund shares redeemed ..............................      1,814,358
Payable for investments purchased .............................      2,866,532
Accrued advisory fee ..........................................         57,070
Other accrued expenses ........................................         39,352
                                                                  ------------
Total liabilities .............................................      4,777,312
                                                                  ------------
NET ASSETS ....................................................   $ 91,465,138
                                                                  ============
NET ASSETS CONSIST OF:
Par value .....................................................   $     53,857
Paid-in capital ...............................................    116,653,810
Accumulated net investment loss ...............................       (444,250)
Accumulated net realized loss on investments ..................    (44,643,439)
Net unrealized appreciation of investments ....................     19,845,160
                                                                  ------------
NET ASSETS ....................................................   $ 91,465,138
                                                                  ============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .......................................   $ 91,465,138
                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .......................................      5,385,734
PER SHARE:
Institutional Shares (net asset value, offering
   and redemption price**) ....................................   $      16.98
                                                                  ============
----------
*   Investments at cost .......................................   $ 74,088,259
                                                                  ============
**  Redemption price will vary based on length of time shares are held. See Note 6. .....................................

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

STATEMENT OF OPERATIONS
ROXBURY SMALL-CAP GROWTH FUND
For the Six Months Ended December 31, 2010 (Unaudited)

INVESTMENT INCOME:
   Dividends ....................................................   $    91,252
                                                                    -----------
      Total investment income ...................................        91,252
                                                                    -----------
EXPENSES:
   Advisory fees ................................................       420,141
   Administration and accounting fees ...........................        52,821
   Legal fees ...................................................        37,808
   Transfer agent fees ..........................................        31,765
   Trustees' fees ...............................................        21,143
   Custody fees .................................................        18,591
   Registration fees ............................................        14,994
   Reports to shareholders ......................................        11,782
   Audit fees ...................................................         9,376
   Other ........................................................        32,953
                                                                    -----------
      Total expenses before fee waivers and expense
         reimbursements .........................................       651,374
                                                                    -----------
      Advisory fees waived/expenses reimbursed ..................      (126,198)
                                                                    -----------
      Total expenses, net .......................................       525,176
                                                                    -----------
   Net investment loss ..........................................      (433,924)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain on investments .............................     5,207,830
   Net change in unrealized appreciation on investments .........    15,764,335
                                                                    -----------
   Net gain on investments ......................................    20,972,165
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $20,538,241
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS continued

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Roxbury Small-Cap
                                                                         Growth Fund
                                                                 ---------------------------
                                                                    For the
                                                                  Six Months
                                                                     Ended        For the
                                                                 December 31,    Year Ended
                                                                     2010         June 30,
                                                                  (Unaudited)       2010
                                                                 ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
      Net investment loss ....................................   $   (433,924)  $   (905,938)
      Net realized gain/(loss) on investments ................      5,207,830     24,994,195
      Net change in unrealized appreciation/
        (depreciation) on investments ........................     15,764,335     (6,345,676)
                                                                 ------------   ------------
      Net increase in net assets resulting from operations ...     20,538,241     17,742,581
                                                                 ------------   ------------
Fund share transactions:
   Institutional Class
      Proceeds from shares sold ..............................      4,564,718     18,822,083
      Redemption fees ........................................          1,108         11,095
      Cost of shares redeemed ................................    (27,845,719)   (19,552,178)
                                                                 ------------   ------------
Net decrease in net assets from Fund share transactions ......    (23,279,893)      (719,000)
                                                                 ------------   ------------
Total increase/(decrease) in net assets ......................     (2,741,652)    17,023,581
NET ASSETS:
Beginning of period ..........................................     94,206,790     77,183,209
                                                                 ------------   ------------
End of period ................................................   $ 91,465,138   $ 94,206,790
                                                                 ============   ============
Accumulated net investment loss ..............................   $   (444,250)  $    (10,326)
                                                                 ============   ============
Capital share transactions:
   Institutional Class
      Shares sold ............................................        301,501      1,410,825
      Shares redeemed ........................................     (2,033,621)    (1,411,799)
                                                                 ------------   ------------
Net decrease .................................................     (1,732,120)          (974)
                                                                 ============   ============

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                      For the
                                                     Six Months
                                                       Ended                             For the
                                                    December 31,                   Years Ended June 30,
                                                        2010       ----------------------------------------------------
                                                    (Unaudited)      2010       2009       2008       2007       2006
                                                    ------------   -------    -------    --------   --------   --------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(1)
NET ASSET VALUE -- BEGINNING OF PERIOD ..........     $ 13.24      $ 10.84    $ 14.25    $  20.69   $  19.62   $  16.66
                                                      -------      -------    -------    --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment loss(2) .......................       (0.08)       (0.12)     (0.10)      (0.13)     (0.19)     (0.15)
   Net realized and unrealized gain/(loss)
      on investments ............................        3.82         2.52      (3.31)      (3.27)      2.87       3.17
                                                      -------      -------    -------    --------   --------   --------
   Total from investment operations .............        3.74         2.40      (3.41)      (3.40)      2.68       3.02
                                                      -------      -------    -------    --------   --------   --------
DISTRIBUTIONS:
   From net realized gains ......................          --           --         --       (3.04)     (1.61)     (0.06)
   From tax return of capital ...................          --           --         --(3)       --         --         --
                                                      -------      -------    -------    --------   --------   --------
   Total distributions ..........................          --           --         --       (3.04)     (1.61)     (0.06)
REDEMPTION FEES .................................          --(3)        --(3)      --          --         --         --
                                                      -------      -------    -------    --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ................     $ 16.98      $ 13.24    $ 10.84    $  14.25   $  20.69   $  19.62
                                                      =======      =======    =======    ========   ========   ========
TOTAL RETURN ....................................       28.25%**     22.14%    (23.90)%    (18.07)%    14.28%     18.17%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses:
      Including waivers/reimbursements ..........        1.25%*       1.25%      1.25%       1.25%      1.25%      1.24%
      Excluding waivers/reimbursements ..........        1.55%*       1.45%      1.47%       1.36%      1.26%      1.25%
   Net investment loss ..........................       (1.03)%*     (0.92)%    (0.89)%     (0.77)%    (0.95)%    (0.78)%
   Portfolio turnover rate ......................       90.04%**       194%       163%        167%       159%       144%
   Net assets at the end of period
      (000 omitted) .............................     $91,465      $94,207    $77,183    $168,873   $217,391   $198,835

----------
*    Annualized

**   Not annualized

(1) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(2) The net investment loss per share was calculated using the average shares outstanding method.

(3)  Amount is less than $0.01.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") (the "Fund") is a series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Fund is June 30th.

     As of December 31, 2010, the Fund offers one class of shares: Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

     SECURITY VALUATION. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

     FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

                                                                 LEVEL 2
                                                                  OTHER         LEVEL 3
                                   TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                  VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
                             DECEMBER 31, 2010      PRICE        INPUTS          INPUTS
                             -----------------   -----------   -----------   ------------
Investments in Securities*       $93,933,419     $93,933,419       $--            $--

* Common stocks and short-term investments are level 1. Please refer to schedule of investments for industry or sector breakout.

     FEDERAL INCOME TAXES. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     Management has analyzed the Fund's tax positions taken on Federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for Federal income tax is required in the Fund's financial statements. The Fund's Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Fund records expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets or other relative basis.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE ROXBURY FUNDS

     NEW ACCOUNTING PRONOUNCEMENT. In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are currently effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to the Fund. For its services, Roxbury receives a fee from the Fund at an annual rate as follows:

                                   % of Average Daily Net Assets
                           -------------------------------------------------
Small-Cap Growth Fund ..   1.00% up to $1 billion; 0.95% of next $1 billion;
                           and 0.90% in excess of $2 billion

     Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentage of average daily net assets:

                              Expense Cap    Expiration Date
                              -----------   -----------------
Small-Cap Growth Fund
   Institutional Shares ...      1.25%      December 31, 2020

     COMPENSATION OF TRUSTEES AND OFFICERS. The Fund pays each Trustee who is not an interested person of the Fund a fee of $5,000 per year plus $2,000 for each Board meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. Trustees of the Fund who are employees or Officers of Roxbury do not receive any compensation from the Fund. The Fund pays the Chief Compliance Officer a fee of $8,000 per year. Michael P. Malloy, Secretary of the Fund, is a partner of Drinker, Biddle & Reath LLP, which receives legal fees from the Fund.

4. OTHER SERVICES PROVIDERS. BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), provides administrative and accounting services to the Fund pursuant to an Accounting and Administrative Services Agreement.

     PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

5. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

                 Small-Cap
                Growth Fund
                -----------
Purchases ...   $71,902,204
Sales .......    74,816,197

6. REDEMPTION FEES. In accordance with the prospectus, the Fund charges a redemption fee of 1% on proceeds from shares redeemed within 60 days following their acquisition. The redemption fee is included as a separate line item under the Fund share transactions section on the Statements of Changes in Net Assets.

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. On June 30, 2010, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS continued

                                                           Small-Cap
                                                          Growth Fund
                                                          -----------
Paid-in Capital .......................................    $(905,938)
Undistributed net investment income (loss) ............      905,938
Accumulated net realized gain (loss) on investments ...           --

     There were no distributions paid during the six-month period ended December 31, 2010 and the year ended June 30, 2010.

     Under federal tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended June 30, 2010, the Small-Cap Growth Fund incurred no post-October capital losses.

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly tax balances have not been determined as of December 31, 2010.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2010, the Small-Cap Growth Fund had capital loss carryforwards of $48,170,071, of which $37,463,706 and $10,706,365 will expire on June 30, 2017 and June 30, 2018, respectively.

8. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

9. SUBSEQUENT EVENT. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

     Effective January 24, 2011, The Bank of New York Mellon replaced PFPC Trust Company as custodian to the Trust.

THE ROXBURY FUNDS

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

     The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Table below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLE

                                                       Beginning    Ending                 Expenses
                                                        Account     Account   Annualized     Paid
                                                         Value       Value      Expense     During
                                                       07/01/10    12/31/10      Ratio      Period*
                                                       ---------   --------   ----------   --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return .................................   $1,000.00   $1,282.50        1.25%   $7.19
Hypothetical 5% Return Before Expenses .............    1,000.00    1,018.82        1.25     6.38

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half-year period).

THE ROXBURY FUNDS

BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

     At a meeting held on August 4, 2010, the Board of Trustees, including the Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), approved the continuation of the investment advisory agreement (the "Agreement") between the Trust, on behalf of the Roxbury Small-Cap Growth Fund (the "Fund"), and Roxbury Capital Management LLC ("Roxbury").

     During its deliberations, the Board considered many factors, including the nature, extent and quality of services provided by Roxbury, particularly the qualifications and capabilities of the personnel responsible for providing services to the Fund. The Trustees noted that, in addition to managing the Fund's investment program, Roxbury provides, at its expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services. Roxbury provided information about these services, as well as its profitability. The Board also considered the qualifications, experience and responsibilities of the portfolio managers for the Fund. On the basis of this evaluation, the Board concluded that the nature, quality and extent of services to be provided by Roxbury are satisfactory.

     The Trustees considered the investment experience of Roxbury and the investment performance of the Fund. The Trustees noted that the Fund's performance for the one-year and since inception (1/2/03) periods ended June 30, 2010 had outperformed its benchmark. The Fund had also outperformed a peer group of generally similar funds (the "Peer Group") for the 1-, 3- and 5-year periods ended July 19, 2010.

     The Board considered the costs of services to be provided by Roxbury. In connection with the Trustees' consideration of the level of the management fees, the Trustees considered the gross and net expense ratio and gross and net advisory fee comparisons of the Fund compared to other comparable funds. The Fund's gross advisory fees were slightly above the median for the Peer Group. However, the Fund's net advisory fees, gross and net total expenses were below the median of the Peer Group. The Board also considered Roxbury's contractual agreement to limit the total expenses for the Fund. On the basis of the information provided, the Board concluded that the advisory fee and total expense ratio were reasonable and appropriate in light of the quality of the services provided to the Fund.

     The Trustees considered the extent to which economies of scale were expected to be realized relative to fee levels as the Fund's assets grow, and whether the advisory fee levels and fee waivers reflect these economies of scale for the benefit of shareholders. In addition, the Trustees also discussed other benefits to be received by Roxbury from its management of the Fund, including the ability to market its advisory services for similar products in the future.

     After considering all the factors, and taking into consideration information presented before and during the meeting, the Board, including all of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to approve the continuation of the Agreement. In arriving at their decision, the Board did not identify any single factor as controlling, but made their determination in light of all of the facts and circumstances.

          PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

     A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 1-800-497-2960. Information regarding how the Fund voted proxies related to portfolio securities during the 12-month period ended June 30, 2010 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

THE ROXBURY FUNDS

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THE ROXBURY FUNDS

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THE ROXBURY FUNDS


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
(THE ROXBURY FUNDS LOGO)                           This report is not authorized for distribution unless preceded or accompanied by
DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)   a prospectus for the Fund. Shares of The Roxbury Funds are distributed by
                                                   Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406.

                                                                                                                         DECEMBER 10

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

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ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Roxbury Funds


By (Signature and Title)* /s/ Brian C. Beh
                          ------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date March 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Brian C. Beh
                          ------------------------------------
                          Brian C. Beh, President
                          (principal executive officer)

Date March 5, 2011


By (Signature and Title)* /s/ Lance Simpson
                          -------------------------------------
                          Lance Simpson, Treasurer and CCO
                          (principal financial officer)

Date March 4, 2011

* Print the name and title of each signing officer under his or her signature.